Schedule of Investments(a)
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.47%
Aerospace & Defense–2.40%
L3Harris Technologies, Inc.	278,276	$66,777,892
Northrop Grumman Corp.	157,657	75,501,937
		142,279,829
Application Software–12.70%
Bill.com Holdings, Inc.(b)(c)	407,653	55,065,767
Cadence Design Systems, Inc.(b)	521,971	97,128,364
HubSpot, Inc.(b)(c)	90,139	27,762,812
Manhattan Associates, Inc.(b)	609,215	85,698,274
Paylocity Holding Corp.(b)(c)	587,544	120,992,936
Roper Technologies, Inc.	210,047	91,721,223
Synopsys, Inc.(b)	455,820	167,513,850
Tyler Technologies, Inc.(b)	269,777	107,641,023
		753,524,249
Asset Management & Custody Banks–0.43%
Ameriprise Financial, Inc.	93,931	25,353,855
Automotive Retail–1.29%
O’Reilly Automotive, Inc.(b)	108,373	76,250,159
Biotechnology–1.07%
Horizon Therapeutics PLC(b)	425,903	35,337,172
Natera, Inc.(b)(c)	592,732	27,858,404
		63,195,576
Building Products–1.81%
Advanced Drainage Systems, Inc.	391,890	46,478,154
Carlisle Cos., Inc.	206,317	61,090,464
		107,568,618
Casinos & Gaming–0.53%
Boyd Gaming Corp.	566,289	31,434,702
Commodity Chemicals–0.57%
Olin Corp.	650,991	34,027,300
Communications Equipment–2.06%
Motorola Solutions, Inc.	512,501	122,277,614
Construction & Engineering–1.92%
Quanta Services, Inc.	473,763	65,725,141
WillScot Mobile Mini Holdings Corp.(b)(c)	1,255,192	48,462,963
		114,188,104
Construction Materials–0.58%
Vulcan Materials Co.	209,893	34,701,610
Data Processing & Outsourced Services–1.25%
Paychex, Inc.	577,021	74,020,254
Distributors–0.88%
Pool Corp.	145,366	51,997,418
Electrical Components & Equipment–2.02%
AMETEK, Inc.	677,940	83,725,590
Generac Holdings, Inc.(b)(c)	135,244	36,285,965
		120,011,555
Shares		Value
Electronic Equipment & Instruments–0.82%
Trimble, Inc.(b)	697,546	$48,430,619
Environmental & Facilities Services–3.92%
Republic Services, Inc.	607,554	84,243,438
Waste Connections, Inc.	1,113,172	148,463,749
		232,707,187
Fertilizers & Agricultural Chemicals–0.96%
FMC Corp.	511,962	56,878,978
Financial Exchanges & Data–2.10%
FactSet Research Systems, Inc.	123,565	53,093,409
MSCI, Inc.	149,062	71,749,503
		124,842,912
Food Distributors–0.99%
Sysco Corp.	693,114	58,845,379
General Merchandise Stores–1.34%
Dollar Tree, Inc.(b)	481,028	79,542,790
Health Care Distributors–2.44%
AmerisourceBergen Corp.	693,909	101,262,140
Henry Schein, Inc.(b)	553,825	43,658,025
		144,920,165
Health Care Equipment–2.81%
IDEXX Laboratories, Inc.(b)	74,566	29,765,256
Insulet Corp.(b)(c)	260,930	64,658,454
STERIS PLC(c)	321,281	72,497,058
		166,920,768
Health Care Facilities–1.23%
Tenet Healthcare Corp.(b)	1,101,013	72,798,980
Health Care Supplies–0.69%
Cooper Cos., Inc. (The)	125,806	41,138,562
Health Care Technology–0.30%
Doximity, Inc., Class A(b)(c)	417,204	17,656,073
Hotels, Resorts & Cruise Lines–2.53%
Choice Hotels International, Inc.	262,061	31,675,313
Hilton Worldwide Holdings, Inc.	925,897	118,579,629
		150,254,942
Insurance Brokers–1.98%
Arthur J. Gallagher & Co.	656,280	117,467,557
Internet Services & Infrastructure–0.81%
MongoDB, Inc.(b)(c)	153,373	47,924,461
Investment Banking & Brokerage–2.11%
LPL Financial Holdings, Inc.(c)	596,731	125,265,771
IT Consulting & Other Services–3.51%
Amdocs Ltd.	333,274	29,014,834
Gartner, Inc.(b)	386,747	102,673,594
Globant S.A.(b)(c)	384,745	76,656,594
		208,345,022

See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Shares		Value
Life Sciences Tools & Services–5.66%
Bio-Rad Laboratories, Inc., Class A(b)	84,897	$47,819,084
Mettler-Toledo International, Inc.(b)	56,508	76,270,543
Repligen Corp.(b)(c)	562,261	119,964,007
West Pharmaceutical Services, Inc.	267,195	91,797,514
		335,851,148
Managed Health Care–2.49%
Humana, Inc.	87,257	42,057,874
Molina Healthcare, Inc.(b)	322,139	105,571,393
		147,629,267
Movies & Entertainment–1.44%
Liberty Media Corp.-Liberty Formula One, Class C(b)	164,142	11,123,904
Live Nation Entertainment, Inc.(b)(c)	792,670	74,503,053
		85,626,957
Office REITs–1.07%
Alexandria Real Estate Equities, Inc.	384,376	63,721,853
Oil & Gas Exploration & Production–2.27%
Antero Resources Corp.(b)	728,824	28,890,583
Pioneer Natural Resources Co.	446,932	105,900,538
		134,791,121
Oil & Gas Storage & Transportation–2.81%
Cheniere Energy, Inc.	922,376	137,969,002
Targa Resources Corp.	418,790	28,942,577
		166,911,579
Packaged Foods & Meats–0.99%
Hershey Co. (The)	258,148	58,847,418
Paper Packaging–1.23%
Avery Dennison Corp.	382,606	72,871,139
Pharmaceuticals–2.83%
Catalent, Inc.(b)(c)	928,659	105,031,333
Royalty Pharma PLC, Class A(c)	1,445,231	62,853,096
		167,884,429
Property & Casualty Insurance–1.00%
W.R. Berkley Corp.	945,177	59,101,918
Regional Banks–0.93%
East West Bancorp, Inc.	553,194	39,708,265
SVB Financial Group(b)	38,050	15,355,078
		55,063,343
Research & Consulting Services–0.79%
CoStar Group, Inc.(b)	202,993	14,735,262
Equifax, Inc.	153,739	32,117,614
		46,852,876
Restaurants–0.90%
Chipotle Mexican Grill, Inc.(b)	34,240	53,558,893
Semiconductor Equipment–1.22%
Enphase Energy, Inc.(b)	255,632	72,645,502
Shares		Value
Semiconductors–3.33%
Lattice Semiconductor Corp.(b)	815,434	$50,149,191
Marvell Technology, Inc.	625,192	34,810,690
Monolithic Power Systems, Inc.	242,662	112,769,885
		197,729,766
Specialized REITs–2.24%
Extra Space Storage, Inc.	334,219	63,341,185
SBA Communications Corp., Class A	207,553	69,694,222
		133,035,407
Specialty Chemicals–0.65%
Albemarle Corp.	158,666	38,763,690
Specialty Stores–2.46%
Tractor Supply Co.	333,107	63,783,328
Ulta Beauty, Inc.(b)	211,033	82,072,844
		145,856,172
Systems Software–3.02%
Crowdstrike Holdings, Inc., Class A(b)(c)	397,688	73,015,517
Palo Alto Networks, Inc.(b)(c)	212,980	106,298,318
		179,313,835
Trucking–1.09%
Old Dominion Freight Line, Inc.(c)	213,870	64,911,684
Total Common Stocks & Other Equity Interests (Cost $5,147,497,372)		5,725,739,006
Money Market Funds–4.31%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	83,580,399	83,580,399
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(d)(e)	76,640,371	76,640,371
Invesco Treasury Portfolio, Institutional Class, 1.66%(d)(e)	95,520,456	95,520,456
Total Money Market Funds (Cost $255,725,456)		255,741,226
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.78% (Cost $5,403,222,828)		5,981,480,232
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.93%
Invesco Private Government Fund, 1.77%(d)(e)(f)	115,078,535	115,078,535
Invesco Private Prime Fund, 1.89%(d)(e)(f)	295,916,233	295,916,233
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $410,996,746)		410,994,768
TOTAL INVESTMENTS IN SECURITIES–107.71% (Cost $5,814,219,574)		6,392,475,000
OTHER ASSETS LESS LIABILITIES—(7.71)%		(457,474,419)
NET ASSETS–100.00%		$5,935,000,581
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$39,308,439	$738,336,760	$(694,064,800)	$-	$-	$83,580,399	$319,991
Invesco Liquid Assets Portfolio, Institutional Class	45,034,577	527,383,400	(495,760,572)	16,075	(33,109)	76,640,371	221,648
Invesco Treasury Portfolio, Institutional Class	44,923,931	843,813,440	(793,216,915)	-	-	95,520,456	238,841
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	127,163,287	825,659,787	(837,744,539)	-	-	115,078,535	346,729*
Invesco Private Prime Fund	296,714,340	1,642,123,259	(1,642,832,107)	(1,980)	(87,279)	295,916,233	1,037,866*
Total	$553,144,574	$4,577,316,646	$(4,463,618,933)	$14,095	$(120,388)	$666,735,994	$2,165,075

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$5,725,739,006	$—	$—	$5,725,739,006
Money Market Funds	255,741,226	410,994,768	—	666,735,994
Total Investments	$5,981,480,232	$410,994,768	$—	$6,392,475,000
Invesco Discovery Mid Cap Growth Fund